Cover	Nov. 11, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 11, 2022
Entity Registrant Name	Bird Global, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41019
Entity Tax Identification Number	86-3723155
Entity Address, Address Line One	392 NE 191st Street #20388
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33179
City Area Code	(866)
Local Phone Number	205-2442
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001861449
Amendment Flag	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BRDS
Security Exchange Name	NYSE
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	BRDS WS
Security Exchange Name	NYSE